Insurance Contracts, Reinsurance Contracts Held and Investment Contracts with Discretionary Participating Features - Summary of Assets and Liabilities for Groups of Insurance Contracts Issued and Reinsurance Contracts Held by Measurement Model (Detail) - EUR (€)
€ in Millions
	Jun. 30, 2024		Dec. 31, 2023
Disclosure In Tabular Form Of Insurance Contracts And Reinsurance Contracts Assets And Liabilities Based On The Approach [Line Items]
Portfolios in an asset position	€ 56		€ 185
Portfolios in a liability position	183,332		177,446
Net balance	183,276	[1]	177,262	[2]
Portfolios in an asset position	16,267		16,608
Portfolios in a liability position	(497)		(608)
Net ending balance	15,769		16,000
Contracts not measured under the PAA [member]
Disclosure In Tabular Form Of Insurance Contracts And Reinsurance Contracts Assets And Liabilities Based On The Approach [Line Items]
Portfolios in an asset position	56		185
Portfolios in a liability position	183,297		177,407
Net balance	183,242		177,223
Portfolios in an asset position	16,259		16,601
Portfolios in a liability position	(497)		(608)
Net ending balance	15,762		15,993
Contracts measured under the PAA [member]
Disclosure In Tabular Form Of Insurance Contracts And Reinsurance Contracts Assets And Liabilities Based On The Approach [Line Items]
Portfolios in a liability position	35		39
Net balance	35		39
Portfolios in an asset position	8		7
Net ending balance	€ 8		€ 7

[1]	Total insurance contracts is EUR 183,276 million which comprises of EUR 56 million insurance contract assets and EUR 183,332 million insurance contract liabilities.
[2]	Total insurance contracts is EUR 177,262 million which comprises of EUR 185 million insurance contract assets and EUR 177,446 million insurance contract liabilities.